SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Dec. 28, 2025
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2025	2024

Selling expenses	$74,722	$55,497
Administrative expenses	179,580	218,537
Distribution expenses	135,049	116,735
	$389,351	$390,769

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2025	2024

Salaries, wages and other short-term employee benefits	$627,033	$561,793
Share-based payments	67,760	64,524
Post-employment benefits	61,817	29,960
	$756,610	$656,277